Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

1.         Basis of Presentation and General Information

EuroDry Ltd. (the “Company” or “EuroDry”) was formed by Euroseas Ltd. (“Euroseas” or “former Parent Company”) on January 8, 2018 under the laws of the Republic of the Marshall Islands to serve as the holding company of seven subsidiaries (the “Subsidiaries”) contributed by Euroseas to EuroDry in connection with the spin-off of Euroseas’ drybulk vessels held for use as of December 31, 2017 (the “Spin-off”). On May 30, 2018, Euroseas contributed these Subsidiaries to EuroDry in exchange for 2,254,830 common shares in EuroDry, which Euroseas, distributed to holders of Euroseas common stock on a pro rata basis. Further, on May 30, 2018 Euroseas distributed shares of the Company’s Series B Preferred Stock (the “EuroDry Series B Preferred Shares”) to holders of Euroseas’ Series B Preferred Shares, representing 50% of Euroseas Series B Preferred Stock. EuroDry’s common shares trade on the Nasdaq Capital Market under the ticker symbol “EDRY”.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Manager”) and Eurobulk (Far East) Ltd. Inc. (“Eurobulk FE”), collectively the “Managers”, corporations controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece; Eurobulk FE has an office at Manilla, Philippines Suite 1003, 10th Floor Ma. Natividad Building, 470 T.M. Kalaw cor. Cortada Sts., Ermita. Both provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, while Eurobulk also provides executive management services, in consideration for fixed and variable fees (see Note 6).

The Pittas family is the controlling shareholder of Friends Dry Investment Company Inc., Family United Navigation Co. and Ergina Shipping Ltd. which, in turn, own 43.5% of the Company’s shares as of December 31, 2021. Mr. Aristides J. Pittas is the Chairman and Chief Executive Officer of the Company and Euroseas.

On March 11, 2020, the World Health Organization declared the 2019 Novel Coronavirus (the “COVID-19”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as social distancing, travel restrictions, border closures, limitations on public gatherings, working from home, supply chain logistical changes and closure of non-essential businesses. Such measures have and will likely continue to cause severe trade disruptions, significant reduction in global economic activity and extreme volatility in the global financial markets. Although to date there has not been any significant effect on the Company’s operating activities due to COVID-19, other than the decrease in market rates in 2020, which have recovered in 2021, and increased crew cost, there continues to be a high level of uncertainty relating to how the pandemic will evolve, including the new Omicron variant of COVID-19, which appears to be the most transmissible variant to date, the availability of vaccines and their global deployment, the development of effective treatments, the imposition of effective public safety and other protective measures and the public’s and government’s responses to such measures. Accordingly, an estimate of the future impact of COVID-19 on the Company’s operational and financial performance cannot be made at this time, as it may take some time to materialize and may not be fully reflected in the results for 2020 and 2021.

The Company is engaged in the ocean transportation of dry bulk through ownership and operation of dry bulk ship-owning companies. Details of the Company’s wholly owned subsidiaries are set out below:

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Pantelis Shipping Corp., incorporated in the Republic of Liberia on December 4, 2009, owner of the Liberian flag 74,020 DWT bulk carrier M/V “Pantelis” which was built in 2000 and acquired on July 23, 2009.

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Eirini Shipping Ltd., incorporated in the Republic of Liberia on February 2, 2014, owner of the Liberian flag 76,466 DWT bulk carrier M/V “Eirini P” which was built in 2004 and acquired on May 26, 2014.

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Ultra One Shipping Ltd., incorporated in the Republic of Liberia on November 21, 2013, owner of Liberian flag 63,500 DWT bulk carrier M/V “Alexandros P.” (ex- Hull DY 160). M/V “Alexandros P”, which is a new build, was delivered on January 16, 2017.

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Kamsarmax One Shipping Ltd., incorporated in the Republic of the Marshall Islands on April 4, 2014, owner of the Marshall Islands flag 82,000 DWT bulk carrier M/V “Xenia”. M/V “Xenia”, which is a new build, was delivered on February 25, 2016.

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Kamsarmax Two Shipping Ltd., incorporated in the Republic of the Marshall Islands on April 4, 2014, owner of the Marshall Islands flag 82,000 DWT bulk carrier M/V “Ekaterini”. M/V “Ekaterini”, which is a new build, was delivered on May 7, 2018.

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Areti Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 15, 2016, owner of the Cypriot flag 75,100 DWT bulk carrier M/V “Tasos” which was built in 2000 and acquired on January 9, 2017.

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Light Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 6, 2018, owner of the Cypriot flag 75,845 DWT bulk carrier M/V “Starlight” which was built in 2004 and acquired on November 30, 2018.

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Blessed Luck Shipowners Ltd., incorporated in the Republic of Liberia on May 6, 2021, owner of Liberian flag 76,704 DWT bulk carrier M/V “Blessed Luck.”, which was built in 2004, and acquired on May 28, 2021.

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Good Heart Shipping Ltd., incorporated in the Republic of Liberia on August 13, 2021, owner of Liberian flag 62,996 DWT bulk carrier M/V “Good Heart”, which was built in 2014 and acquired on September 22, 2021.

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Molyvos Shipping Ltd., incorporated in the Republic of the Marshall Islands on January 11, 2022, owner of the Marshall Islands flag 57,924 DWT bulk carrier M/V “Molyvos Luck”, which was built in 2014 and acquired on February 11, 2022.

The following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2019	2020	2021
Quadra Commodities S.A.	16%	19%	27%
Ultrabulk A/S	-	13%	19%
Amaggi Europe B.V.	-	-	15%
Tongli Shipping PTE Ltd.	-	-	11%
A/S Klaveness Chartering	35%	23%	-
Guardian Navigation Gmax	15%	14%	-
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